Exceptional items (Tables)	6 Months Ended
Dec. 31, 2021
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Compensation paid for loss of office	(9,127)	—	(9,127)	—
Football League pension scheme deficit (note 29)	(865)	—	(865)	—
	(9,992)	—	(9,992)	—